Finance income and finance expenses	6 Months Ended
Jun. 30, 2023
Finance income and finance expenses
Finance income and finance expenses

12.Finance income and finance expenses

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Interest income under the effective interest method on:
- Debt securities - at amortised cost	982	—
- Debt securities - at FVOCI	34	—
- Loans receivable	993	335
Total interest income arising from financial assets	2,009	335
Dividend income:
- Equity securities at FVTPL	469	—
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	564	—
Net foreign exchange gain	—	—
Finance income ‑ other	1,033	—
Interest expense	(22)	(77)
Bank charges	(171)	(322)
Unwinding of discount on the put option liability	(204)	(101)
Net foreign exchange loss	(1,595)	(779)
Finance expenses ‑ other	(1,992)	(1,279)
Net finance income/(expense)	1,050	(944)